Fair Value Measurements (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 828,823,235	$ 828,616,552	$ 828,291,565
Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	0	19,960	51,713,546
Money market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 417,395,220	$ 50,150,712	$ 55,645,484